Employee Benefits Expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits Expenses
Salaries	€ 12,140	€ 10,635	€ 10,413
Social security expenses	1,894	1,589	1,439
Share-based payment expenses	2,614	2,794	1,084
Pension expenses	479	408	419
Employee-related restructuring expenses	85	25	(7)
Termination benefits outside of restructuring plans	44	101	72
Employee benefits expenses	€ 17,256	€ 15,552	€ 13,420